Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies Details Narrative
Impairment loss		$ 10,000	$ 10,000
Common stock consisted of warrants to purchase shares			9,013,188	8,200,000
Options to purchase shares of common stock			257,500	185,000